CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]	[ParentMember]	[NoncontrollingInterestMember]
Balance as at Dec. 31, 2009	$ 999,325	$ 815	$ 904,977	$ 66	$ 93,467	$ 999,325	$ 0
Balance of shares as at Dec. 31, 2009		81,431,696
Net income / (loss)	127,869				128,779	128,779	(910)
Issuance of restricted and other common stock and compensation cost, shares		524,117
Issuance of restricted and other common stock and compensation cost	6,207	5	6,202			6,207
Contributions from non-controlling interests	36,611		(2,712)			(2,712)	39,323
Actuarial gain / (loss)	(82)			(82)		(82)
Balance as at Dec. 31, 2010	1,169,930	820	908,467	(16)	222,246	1,131,517	38,413
Balance of shares as at Dec. 31, 2010		81,955,813
Net income / (loss)	107,495				107,497	107,497	(2)
Issuance of restricted and other common stock and compensation cost, shares		617,695
Issuance of restricted and other common stock and compensation cost	8,147	6	8,141			8,147
Stock repurchased and retired, shares	154,091	(154,091)
Stock repurchased and retired, value	(1,187)	(2)	(1,185)			(1,187)
Spin-off of Diana Containerships Inc.	(75,411)		(19)		(36,981)	(37,000)	(38,411)
Actuarial gain / (loss)	(96)			(96)		(96)
Balance as at Dec. 31, 2011	1,208,878	824	915,404	(112)	292,762	1,208,878
Balance of shares as at Dec. 31, 2011		82,419,417
Net income / (loss)	54,639				54,639	54,639
Issuance of restricted and other common stock and compensation cost, shares		667,614
Issuance of restricted and other common stock and compensation cost	8,645	7	8,638			8,645
Stock repurchased and retired, shares	853,607	(853,607)
Stock repurchased and retired, value	(6,044)	(9)	(6,035)			(6,044)
Actuarial gain / (loss)	306			306		306
Balance as at Dec. 31, 2012	$ 1,266,424	$ 822	$ 918,007	$ 194	$ 347,401	$ 1,266,424
Balance of shares as at Dec. 31, 2012		82,233,424